Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
General and administrative expenses		$ 120,099	$ 12,729	$ 16,567
Research and development expenses		11,228	3,059	2,711
Selling and marketing expenses		4,112	992	661
Impairment and amortization		10,850	11,085
Listing expenses				16,802
Operating loss		(146,289)	(27,865)	(36,741)
Finance expenses		40,703	13,493	7,891
Finance income		12,402	5,957	1,580
Gain from remeasurement of investment in associated company				22,164
Share of net profit (loss) of associated companies				(101)
Loss before income tax		(174,590)	(35,401)	(20,989)
Income tax
Net loss		(174,590)	(35,401)	(20,989)
Other comprehensive loss:		(3,130)	(1,265)	(283)
Total comprehensive loss		(177,720)	(36,666)	(21,272)
Net loss attributable to:
Equity holders of the Company		(169,178)	(31,092)	(20,914)
Non- controlling interest		$ (5,412)	$ (4,309)	$ (75)
Basic loss per share attributable to shareholders	[1],[2]	$ (37)	$ (138,537)	$ (9,272,541)
Diluted loss per share attributable to shareholders	[1],[2]	$ (37)	$ (138,537)	$ (9,272,541)

[1]	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958, 1-for-8, 1:4.8828125, 1-for-20 and 1-for-2.285 reverse share splits became effective on July 15, 2024, January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025, November 18, 2025, February 17, 2026, May 11, 2026 and June 1, 2026, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also Note 1. F-1.K and 26.3, 26.5 and 26.6.
[2]	The share and per share information in these financial statements reflects the 1-for-75, 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958, 1-for-8, 1:4.8828125, 1-for-20 and 1-for-2.285 reverse share splits became effective on July 15, 2024, January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025, November 18, 2025, February 17, 2026, May 11, 2026 and June 1, 2026, respectively, of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also Note 1.F- 1.K and 26.3, 26.5 and 26.6.